ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare		¥ 120,256	¥ 83,925
Deferred revenue		59,585	41,863
Product warranty		49,527	55,599	¥ 8,431	¥ 4,870
Current operating lease liabilities		¥ 32,799
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Accrued professional fee		¥ 19,194	3,945
Accrued expenses		17,688	6,107
Other tax payable		16,613	4,727
Other current liabilities		36,587	17,809
Total	$ 50,598	¥ 352,249	¥ 213,975